FINANCIAL ASSETS AND LIABILITIES - Levels of Fair value (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets and liabilities
Fair value of assets	$ 99	$ 1,164
Fair value of liabilities	10,697	12,110
Financial assets at fair value
Disclosure of fair value measurement of assets and liabilities
Fair value of assets	59	81
Financial assets at fair value | Financial instruments at fair value
Disclosure of fair value measurement of assets and liabilities
Fair value of assets	59	81
Financial assets at fair value | Level 2 | Financial instruments at fair value
Disclosure of fair value measurement of assets and liabilities
Fair value of assets	59	81
Financial assets at fair value | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurement of assets and liabilities
Fair value of assets	56
Financial assets at fair value | Financial assets at fair value through other comprehensive income | Financial instruments at fair value
Disclosure of fair value measurement of assets and liabilities
Fair value of assets	56
Financial assets at fair value | Financial assets at fair value through other comprehensive income | Level 2 | Financial instruments at fair value
Disclosure of fair value measurement of assets and liabilities
Fair value of assets	56
Foreign exchange contracts | Financial assets at fair value through profit or loss
Disclosure of fair value measurement of assets and liabilities
Fair value of assets	3	5
Foreign exchange contracts | Financial assets at fair value through profit or loss | Financial instruments at fair value
Disclosure of fair value measurement of assets and liabilities
Fair value of assets	3	5
Foreign exchange contracts | Financial assets at fair value through profit or loss | Level 2 | Financial instruments at fair value
Disclosure of fair value measurement of assets and liabilities
Fair value of assets	3	5
Embedded derivatives in notes | Financial assets at fair value through profit or loss
Disclosure of fair value measurement of assets and liabilities
Fair value of assets		5
Embedded derivatives in notes | Financial assets at fair value through profit or loss | Financial instruments at fair value
Disclosure of fair value measurement of assets and liabilities
Fair value of assets		5
Embedded derivatives in notes | Financial assets at fair value through profit or loss | Level 2 | Financial instruments at fair value
Disclosure of fair value measurement of assets and liabilities
Fair value of assets		5
Available-for-sale financial instruments | Available for sale financial instruments
Disclosure of fair value measurement of assets and liabilities
Fair value of assets		71
Available-for-sale financial instruments | Available for sale financial instruments | Financial instruments at fair value
Disclosure of fair value measurement of assets and liabilities
Fair value of assets		71
Available-for-sale financial instruments | Available for sale financial instruments | Level 2 | Financial instruments at fair value
Disclosure of fair value measurement of assets and liabilities
Fair value of assets		71
Financial liabilities at fair value
Disclosure of fair value measurement of assets and liabilities
Fair value of liabilities	104	109
Financial liabilities at fair value | Financial instruments at fair value
Disclosure of fair value measurement of assets and liabilities
Fair value of liabilities	104	109
Financial liabilities at fair value | Level 2 | Financial instruments at fair value
Disclosure of fair value measurement of assets and liabilities
Fair value of liabilities	55	60
Financial liabilities at fair value | Level 3 | Financial instruments at fair value
Disclosure of fair value measurement of assets and liabilities
Fair value of liabilities	49	49
Foreign exchange contracts | Financial liabilities at fair value through profit or loss
Disclosure of fair value measurement of assets and liabilities
Fair value of liabilities	7
Foreign exchange contracts | Financial liabilities at fair value through profit or loss | Financial instruments at fair value
Disclosure of fair value measurement of assets and liabilities
Fair value of liabilities	7
Foreign exchange contracts | Financial liabilities at fair value through profit or loss | Level 2 | Financial instruments at fair value
Disclosure of fair value measurement of assets and liabilities
Fair value of liabilities	7
Interest rate exchange contracts | Derivatives designated as hedges | Derivatives designated as cash flow hedges
Disclosure of fair value measurement of assets and liabilities
Fair value of liabilities		1
Interest rate exchange contracts | Derivatives designated as hedges | Derivatives designated as cash flow hedges | Financial instruments at fair value
Disclosure of fair value measurement of assets and liabilities
Fair value of liabilities		1
Interest rate exchange contracts | Derivatives designated as hedges | Level 2 | Derivatives designated as cash flow hedges | Financial instruments at fair value
Disclosure of fair value measurement of assets and liabilities
Fair value of liabilities		1
Contingent consideration | Financial liabilities at fair value through profit or loss
Disclosure of fair value measurement of assets and liabilities
Fair value of liabilities	49	49
Contingent consideration | Financial liabilities at fair value through profit or loss | Financial instruments at fair value
Disclosure of fair value measurement of assets and liabilities
Fair value of liabilities	49	49
Contingent consideration | Financial liabilities at fair value through profit or loss | Level 3 | Financial instruments at fair value
Disclosure of fair value measurement of assets and liabilities
Fair value of liabilities	49	49
Cross currency interest rate exchange contracts | Derivatives designated as hedges | Net investment hedge accounting
Disclosure of fair value measurement of assets and liabilities
Fair value of liabilities	48	59
Cross currency interest rate exchange contracts | Derivatives designated as hedges | Net investment hedge accounting | Financial instruments at fair value
Disclosure of fair value measurement of assets and liabilities
Fair value of liabilities	48	59
Cross currency interest rate exchange contracts | Derivatives designated as hedges | Level 2 | Net investment hedge accounting | Financial instruments at fair value
Disclosure of fair value measurement of assets and liabilities
Fair value of liabilities	$ 48	$ 59